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1933 Act Rule 485(a)(1)
1933 Act File No. 002-73024
1940 Act File No. 811-03213
February 7, 2008
VIA EDGAR SUBMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Nationwide Variable Insurance Trust File Nos. 002-73024 and 811-03213
Dear Sir or Madam:
     Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), submitted electronically for filing via EDGAR, enclosed please find Post-Effective Amendment No. 107, Amendment No. 108 (the “Amendment”), to the Registration Statement on Form N-1A of Nationwide Variable Insurance Trust (the “Trust”). This Amendment is being filed pursuant to Rule 485(a) primarily due to a change in control of the Trust’s adviser, Nationwide Fund Advisers, in 2007 which resulted in an assignment of the Trust’s advisory agreement (“Prior Advisory Agreement”) and to add Class VI shares to Gartmore NVIT International Equity Fund (formerly, Gartmore NVIT International Growth Fund). The Trust’s shareholders approved a new advisory agreement with Nationwide Fund Advisers (“New Advisory Agreement”). The New Advisory Agreement is the same in all material respects as the Prior Advisory Agreement.
     In connection with the filing of this Amendment, we acknowledge, on behalf of the Trust that:
•	The Trust is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to staff comments in the filing reviewed by the staff do not foreclose the U.S. Securities and Exchange Commission (the “Commission”) from taking any action with respect to the filing; and

U.S. Securities and Exchange Commission
February 7, 2008

•	The Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
     The Registrant is requesting that the Amendment be effective on April 29, 2008 pursuant to Rule 485(a)(1) under the 1933 Act. Please direct any inquiries regarding this filing to my attention at (202) 419-8417 or in my absence to Barbara A. Nugent, Esquire at (215) 564-8092.

Very truly yours,
/s/ Prufesh R. Modhera
Prufesh R. Modhera, Esquire

cc: Allan Oster, Esquire